Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	CATCHMARK TIMBER TRUST, INC.
Entity Central Index Key	0001341141
Entity Filer Category	Non-accelerated Filer